JPMORGAN TRUST I

270 PARK AVENUE

NEW YORK, NEW YORK 10017

VIA EDGAR

February 8, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re: JPMorgan Trust I (File Nos. 333-103022; 811-21297) on behalf of JPMorgan Small Cap Core Fund (the “Fund”)

Ladies and Gentleman:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 477 under the 1933 Act (Amendment No. 478 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

As discussed in IM Guidance update, 2016-06, this Amendment is being filed for the sole purpose of adding Appendix A which contains information on financial intermediary-specific sales charge waivers for Class A and Class C Shares, and is intended to be used as the template registration statement for other J.P. Morgan Funds which will include the same sales charge waiver disclosure pursuant to Rule 485(b)(1)(vii).

We hereby request, in reliance upon the 1933 Act Release No. 6510 and the 1940 Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Securities and Exchange Commission and its staff of the changes to the Fund contained herein because the disclosures set forth in this Amendment are “not substantially different”1 from the disclosures that the Trust previously filed in Post-Effective Amendment Nos. 422 and 467 to the Trust’s Registration Statement on Form N-1A as applicable to the Fund.

Please note that the Fund filed Post-Effective Amendment No. 422 to register Class A and Class C Shares pursuant to
Rule 485(a) on March 16, 2016 and Post-Effective Amendment No. 467 to register Select Class Shares pursuant to Rule 485(a) on November 1, 2016. In response to SEC comments provided to those filings the Fund filed correspondence on May 20, 2016 and December 28, 2016, respectively. The r-tagging included in Post-Effective Amendment No. 447 is a comparison showing changes since the effectiveness of Post-Effective Amendment No. 467 (as reflected in Post-Effectiveness No. 473 filed under Rule 485(b)); these are primarily to combine the disclosure for Class A, Class C and Select Class Shares, which had previously been reviewed. If you have any questions or comments, please contact me at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin Assistant Secretary

Cc: Alison White

[1]	See Investment Company Act Rel. No. 13768.